SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Revenues	$ 3,754,586	$ 1,862,158	$ 10,561,331	$ 4,475,885	$ 7,015,512	$ 1,319,115
Revenue from intelligent computing power service [Member]
Product Information [Line Items]
Revenues	3,726,656	1,764,357	10,441,509	4,168,467	6,546,249	1,193,982
Revenue from intelligent computing power service [Member] | Reserved Capacity Arrangements [Member]
Product Information [Line Items]
Revenues	3,725,315	1,758,921	10,428,983	4,161,985	6,501,569	1,193,982
Revenue from intelligent computing power service [Member] | On demand arrangements [Member]
Product Information [Line Items]
Revenues	$ 1,341	$ 5,436	$ 12,526	$ 6,482	$ 44,680